31. Risks and Financial Instruments (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Financial assets, fair value	R$ 6,369,928	R$ 5,701,849
Level 1	6,195,600	5,480,783
Level 2	174,328	221,066
Level 3	0	0
Financial liabilities, fair value	13,784,913	11,461,409
Level 1	2,523,643	2,338,920
Level 2	11,261,270	9,122,489
Level 3	R$ 0	R$ 0
Cash and bank deposits
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Loans and receivables	Loans and receivables
Financial assets, fair value	R$ 147,926	R$ 113,318
Level 1	147,926	113,318
Level 2	0	0
Level 3	R$ 0	R$ 0
Financial investments in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 4,821,605	R$ 3,837,807
Level 1	4,821,605	3,837,807
Level 2	0	0
Level 3	R$ 0	R$ 0
Financial investments in foreign currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 32,473	R$ 323,033
Level 1	32,473	323,033
Level 2	0	0
Level 3	R$ 0	R$ 0
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Available for sale	Available for sale
Financial assets, fair value	R$ 68,742	R$ 113,640
Level 1	68,742	113,640
Level 2	0	0
Level 3	R$ 0	R$ 0
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 1,076,849	R$ 1,053,369
Level 1	1,076,849	1,053,369
Level 2	0	0
Level 3	R$ 0	R$ 0
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Held to maturity	Held to maturity
Financial assets, fair value	R$ 7,449	R$ 7,449
Level 1	7,449	7,449
Level 2	0	0
Level 3	R$ 0	R$ 0
Fixed-income securities and funds in foreign currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Available for sale	Available for sale
Financial assets, fair value	R$ 129,131	R$ 34,775
Level 1	40,556	32,167
Level 2	88,575	2,608
Level 3	R$ 0	R$ 0
Currency and interest rate hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, fair value	R$ 85,753	R$ 218,458
Level 1	0	0
Level 2	85,753	218,458
Level 3	0	0
Total
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Financial assets, fair value	6,369,928	5,701,849
Level 1	6,195,600	5,480,783
Level 2	174,328	221,066
Level 3	R$ 0	R$ 0
Financing
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 1,047,809	R$ 1,428,907
Level 1	0	0
Level 2	1,047,809	1,428,907
Level 3	R$ 0	R$ 0
Financing
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 6,761,907	R$ 6,881,085
Level 1	2,523,643	2,338,920
Level 2	4,238,264	4,542,165
Level 3	R$ 0	R$ 0
Debentures
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 5,037,072	R$ 2,746,915
Level 1	0	0
Level 2	5,037,072	2,746,915
Level 3	R$ 0	R$ 0
Debentures
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 554,402
Level 1	0
Level 2	554,402
Level 3	R$ 0
Finance Leases
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, fair value	R$ 48,515	R$ 48,716
Level 1	0	0
Level 2	48,515	48,716
Level 3	R$ 0	R$ 0
Currency and interest rate hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 163,749	R$ 202,357
Level 1	0	0
Level 2	163,749	202,357
Level 3	R$ 0	R$ 0
Subscription warrants - indemnification
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, fair value	R$ 171,459	R$ 153,429
Level 1	0	0
Level 2	171,459	153,429
Level 3	0	0
Total
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Financial liabilities, fair value	13,784,913	11,461,409
Level 1	2,523,643	2,338,920
Level 2	11,261,270	9,122,489
Level 3	R$ 0	R$ 0